Other financial assets	12 Months Ended
Mar. 31, 2021
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Other financial assets
12. Other financial assets

	As at March 31,
	2020		2021
Non-current
Security deposits	₹	1,581	₹	1,477
Interest receivables		1,139		1,139
Finance lease receivables		2,359		3,144
Others		802		328

	₹	5,881	₹	6,088
Current
Security deposits	₹	1,127	₹	1,149
Dues from officers and employees		1,040		411
Interest receivables		2,581		1,628
Finance lease receivables		2,811		3,438
Others		1,055		619

	₹	8,614	₹	7,245

	₹	14,495	₹	13,333

Finance lease receivables
Finance lease receivables consist of assets that are leased to customers for a contract term normally ranging 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	Minimum lease payments				Present value of minimum lease payments
	As at March 31,
	2020		2021		2020		2021
Not later than one year	₹	2,986	₹	3,636	₹	2,811	₹	3,438
Later than one year but not later than five years		2,473		3,264		2,359		3,144

Gross investment in lease		5,459		6,900		5,170		6,582
Less: Unearned finance income		(289)		(318)		—		—

Present value of minimum lease payment receivables	₹	5,170	₹	6,582	₹	5,170	₹	6,582

Non-current finance lease receivables						2,359		3,144
Current finance lease receivables						2,811		3,438